Retirement Plans Schedule Of Multiemployer Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2010
Schedule Of Multiemployer Plans [Line Items]
Percentage of Employees Covered by Collective Bargaining Agreements	48.00%
Percentage of Employees Working Under Expired Collective Bargaining Agreement	13.00%
Percentage of Employees Covered By Collective Bargaining Agreements Expiring in One Year	27.00%
Multiemployer Plan, Withdrawal Obligation	$ 3.9		$ 3.9
Multiemployer and other plans	9.8	[1]	4.6	[1]	1.8	[1]
Other Funds [Member]
Schedule Of Multiemployer Plans [Line Items]
Multiemployer and other plans	6.2	[1]	2.8	[1]	1.2	[1]
Pension Plans, Defined Benefit [Member] | Pace Industry Union Management Pension Fund [Member]
Schedule Of Multiemployer Plans [Line Items]
Entity Tax Identification Number	116166763
Multiemployer Plan Number	001
Multiemployer Plans, Certified Zone Status	Red		Red
Multiemployer Plans, Funding Improvement Plan and Rehabilitation Plan	Yes-Implemented
Multiemployer and other plans	$ 3.6	[1]	$ 1.8	[1]	$ 0.6	[1]
Multiemployer Plans, Surcharge	Yes
Multiemployer Plans, Collective-Bargaining Arrangement, Expiration Date, First	Sep. 30, 2011
Multiemployer Plans, Collective-Bargaining Arrangement, Expiration Date, Last	Jun. 02, 2015
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Pace Industry Union Management Pension Fund [Member]
Schedule Of Multiemployer Plans [Line Items]
Contributions Exceed 5% of Total Plan Contributions			Yes		No

[1]	Contributions represent the amounts contributed to the plan during the fiscal year. Contributions to the Pace Industry Union-Management Pension Fund for fiscal 2010 did not exceed 5% of total plan contributions; however, our contributions for fiscal 2011 exceeded 5% of total plan contributions. The increase was primarily due to contributions related to locations acquired as part of the Smurfit-Stone Acquisition. Although the plan data for fiscal 2012 is not yet available, we would expect to continue to exceed 5% of total plan contributions.